Significant Accounting Policies - Summary of Finite Lived Intangible Assets Useful Lives (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Intangible Assets
Impairment charge	$ 0	$ 0	$ 0
Copyright | Minimum
Intangible Assets
Finite-lived intangible asset, useful life	1 year
Copyright | Maximum
Intangible Assets
Finite-lived intangible asset, useful life	3 years
Software | Minimum
Intangible Assets
Finite-lived intangible asset, useful life	1 year
Software | Maximum
Intangible Assets
Finite-lived intangible asset, useful life	5 years
Trademark and others | Minimum
Intangible Assets
Finite-lived intangible asset, useful life	3 years
Trademark and others | Maximum
Intangible Assets
Finite-lived intangible asset, useful life	5 years